SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

(a)	On January 28, 2014, the Company granted options to acquire 6,274,166 ordinary shares respectively to independent directors, executive officers and employees pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest six months after the grant date, Twenty-five percent (25%) of the options will vest twelve months after the grant date, and the remaining fifty percent (50%) of the options will vest ratably over the twenty- four month period after the anniversary of the grant date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $1.49.